Other Assets and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Fair value of commodity swaps - assets	$ 1,151	$ 220
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of interest rate swaps - assets	0	5
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of foreign currency exchange agreements - assets	0	358
Total other assets	2,064	2,621
Current portion of other assets	1,573	1,972
Total long-term other assets	491	649
Other Liabilities [Abstract]
Fair value of interest rate swaps - liabilities	3,754	1,492
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	4,099
Fair value of commodity swaps - liabilities	0	0
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of foreign currency exchange agreements - liabilities	80	0
Deferred lease liabilities	1,267	1,301
Unfavourable lease arrangements	552	759
Contingent acquisition payables	1,009	1,566
Deferred compensation	1,188	0
Other	843	1,751
Total other liabilities	8,693	10,968
Current portion of other liabilities	2,527	3,484
Total long-term other liabilities	$ 6,166	$ 7,484